UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE 68137(Zip code)

(Address of principal executive offices)

James Ash

         Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares	Security	Market Value
	COMMON STOCK ^ - 59.73%
	AEROSPACE / DEFENSE - 2.10%
8,900	Boeing Co.	$ 660,202
6,000	Raytheon Co.	287,940
		948,142
	APPAREL - 0.81%
5,200	Coach, Inc.	364,260

	BANKS - 1.37%
3,100	Goldman Sachs Group, Inc.	345,557
7,300	JPMorgan Chase & Co.	272,290
		617,847
	BEVERAGES - 0.57%
3,900	PepsiCo, Inc.	256,113

	COAL - 1.60%
13,600	Alpha Natural Resources, Inc. *	273,632
4,000	Consol Energy, Inc.	142,960
9,000	Peabody Energy Corp.	306,810
		723,402
	COMMERCIAL SERVICES - 0.75%
6,500	Apollo Group, Inc. *	340,665

	COMPUTERS - 4.54%
8,500	Computer Sciences Corp.	219,555
13,300	NetApp, Inc. *	501,942
24,800	Research In Motion Ltd. *	412,424
20,000	SanDisk Corp. *	917,600
		2,051,521
	COSMETICS / PERSONAL CARE - 1.74%
8,600	Estee Lauder Co., Inc.	498,198
4,600	Procter & Gamble Co.	289,984
		788,182
	ELECTRIC - 0.74%
4,800	Entergy Corp.	333,024

	ELECTRONICS - 0.55%
4,300	Honeywell International, Inc.	249,572

	FOOD - 1.11%
6,000	General Mills, Inc.	238,980
5,300	Kellogg Co.	262,456
		501,436
	HEALTHCARE-PRODUCTS - 0.60%
7,000	Medtronic, Inc.	269,990

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value
	HEALTHCARE-SERVICES - 1.32%
5,000	Aetna, Inc.	$ 218,500
8,400	Cigna Corp.	376,572
		595,072
	HOME FURNISHINGS - 0.37%
3,100	Whirlpool Corp.	168,392

	INTERNET - 11.40%
5,200	Amazon.com, Inc. *	1,011,088
5,500	Baidu, Inc. - ADR *	701,360
7,100	F5 Networks, Inc. *	850,154
900	Google, Inc. - Cl. A *	522,099
7,000	Netflix, Inc. *	841,400
14,500	Sina Corp - ADR *	1,018,915
3,600	Sohu.com, Inc. - ADR *	214,632
		5,159,648
	LEISURE TIME - 0.15%
2,500	Royal Caribbean Cruises Ltd.	67,950

	LODGING - 2.43%
9,600	Starwood Hotels & Resorts Worldwide, Inc.	520,704
5,000	Wynn Resorts Ltd.	576,150
		1,096,854
	MACHINERY - CONSTRUCTION & MINING - 2.55%
6,000	Caterpillar, Inc.	654,720
5,500	Joy Global, Inc.	498,795
		1,153,515
	MACHINERY-DIVERSIFIED - 2.38%
3,500	Cummins, Inc.	364,000
3,800	Deere & Co.	327,370
3,500	Flowserve Corp.	385,595
		1,076,965
	MINING - 3.15%
13,700	Agnico-Eagle Mines Ltd.	512,380
7,600	Freeport-McMoRan Copper & Gold, Inc.	351,196
9,500	Pan American Silver Corp.	217,360
9,600	Silver Wheaton Corp.	341,856
		1,422,792
	OIL & GAS - 8.99%
15,400	BP PLC - ADR	707,014
7,200	Canadian Natural Resources Ltd.	285,192
29,700	Chesapeake Energy Corp.	627,561
10,100	ConocoPhillips	688,921
4,500	Devon Energy Corp.	287,145
10,600	Ensco PLC - ADR	557,984

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value
	OIL & GAS - 8.99% (Continued)
1,400	Hess Corp.	$ 78,820
3,100	Occidental Petroleum Corp.	309,287
9,900	Petroleo Brasileiro SA - ADR	302,445
4,700	Transocean Ltd - ADR	222,310
		4,066,679
	PHARMACEUTICALS - 1.86%
13,300	Eli Lilly & Co.	528,542
6,100	Express Scripts, Inc. *	312,076
		840,618
	RETAIL - 3.58%
6,400	Darden Restaurants, Inc.	293,568
13,500	Guess?, Inc.	405,000
4,400	Kohl's Corp.	202,356
3,300	Tiffany & Co.	210,540
3,800	Wal-Mart Stores, Inc.	233,168
8,200	Walgreen Co.	273,552
		1,618,184
	SEMICONDUCTORS - 1.49%
16,700	Cirrus Logic, Inc. *	341,181
13,100	Cree, Inc. *	333,133
		674,314
	SOFTWARE - 2.27%
4,500	Citrix Systems, Inc. *	293,445
14,000	Oracle Corp.	394,800
2,900	Salesforce.com, Inc. *	338,720
		1,026,965
	TELECOMMUNICATIONS - 1.31%
9,900	Acme Packet, Inc. *	289,377
8,100	Verizon Communications, Inc.	305,046
		594,423

	TOTAL COMMON STOCK	27,006,525
	( Cost - $25,607,137)

	EXCHANGE TRADED FUNDS - 23.79%
	EQUITY FUND - 23.79%
23,100	SPDR Dow Jones Industrial Average ETF Trust	2,911,524
59,800	SPDR S&P 500 ETF Trust	7,846,358
	TOTAL EXCHANGE TRADED FUNDS	10,757,882
	( Cost - $10,495,797)

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts**	Security	Market Value
	PURCHASED PUT OPTIONS - 6.05%
99	ACME Packet, Inc.	$ 39,600
	Expiration January 2013, Exercise Price $25.00
50	Aetna, Inc.	2,500
	Expiration April 2012, Exercise Price $37.00
86	Agnico Eagle Mines, Ltd.	30,960
	Expiration January 2013, Exercise Price $32.50
51	Agnico Eagle Mines, Ltd.	24,225
	Expiration January 2013, Exercise Price $35.00
136	Alpha Natural Resources	62,560
	Expiration January 2013, Exercise Price $20.00
32	Amazon.Com, Inc.	52,640
	Expiration January 2013, Exercise Price $165.00
11	Amazon.Com, Inc.	22,000
	Expiration January 2013, Exercise Price $175.00
9	Amazon.Com, Inc.	18,720
	Expiration April 2012, Exercise Price $205.00
65	Apollo Group, Inc.	7,475
	Expiration May 2012, Exercise Price $43.00
23	Baidu.com - ADR	38,755
	Expiration January 2013, Exercise Price $115.00
32	Baidu.com - ADR	34,880
	Expiration June 2012, Exercise Price $120.00
50	Boeing Co.	2,150
	Expiration May 2012, Exercise Price $55.00
39	Boeing Co.	3,042
	Expiration May 2012, Exercise Price $60.00
79	BP PLC - ADR	1,501
	Expiration April 2012, Exercise Price $35.00
75	BP PLC - ADR	2,400
	Expiration April 2012, Exercise Price $37.00
72	Canadian Natural Resources	11,520
	Expiration March 2012, Exercise Price $39.00
33	Caterpillar, Inc.	14,520
	Expiration January 2013, Exercise Price $80.00
27	Caterpillar, Inc.	81
	Expiration February 2012, Exercise Price $85.00
297	Chesapeake Energy Corp.	88,506
	Expiration January 2013, Exercise Price $20.00
20	Cigna Corp.	2,820
	Expiration April 2012, Exercise Price $42.00
64	Cigna Corp.	13,696
	Expiration April 2012, Exercise Price $44.00
167	Cirrus Logic, Inc.	66,800
	Expiration January 2013, Exercise Price $20.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts**	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.05%
45	Citrix Systems, Inc.	$ 33,750
	Expiration January 2013, Exercise Price $60.00
52	Coach, Inc.	5,980
	Expiration June 2012, Exercise Price $52.50
85	Computer Sciences Corp.	58,650
	Expiration March 2012, Exercise Price $32.50
32	ConocoPhillips	8,352
	Expiration February 2012, Exercise Price $70.00
38	ConocoPhillips	18,430
	Expiration February 2012, Exercise Price $72.50
31	ConocoPhillips	3,472
	Expiration May 2012, Exercise Price $60.00
40	CONSOL Energy, Inc.	13,800
	Expiration January 2013, Exercise Price $30.00
131	Cree, Inc.	33,012
	Expiration January 2013, Exercise Price $20.00
35	Cummins, Inc.	1,225
	Expiration March 2012, Exercise Price $80.00
64	Darden Restaurants, Inc.	8,000
	Expiration April 2012, Exercise Price $43.00
38	Deere & Co.	1,862
	Expiration March 2012, Exercise Price $75.00
45	Devon Energy Corp.	13,500
	Expiration April 2012, Exercise Price $62.50
81	Eli Lilly & Co.	1,377
	Expiration April 2012, Exercise Price $34.00
52	Eli Lilly & Co.	1,248
	Expiration April 2012, Exercise Price $35.00
64	Ensco PLC - ADR	1,600
	Expiration March 2012, Exercise Price $43.00
42	Ensco PLC - ADR	1,890
	Expiration March 2012, Exercise Price $45.00
48	Entergy Corp.	360
	Expiration March 2012, Exercise Price $57.50
86	Estee Lauder Co., Inc.	39,560
	Expiration January 2013, Exercise Price $52.50
61	Express Scripts, Inc.	16,226
	Expiration June 2012, Exercise Price $45.00
43	F5 Networks, Inc.	473
	Expiration April 2012, Exercise Price $65.00
28	F5 Networks, Inc.	448
	Expiration April 2012, Exercise Price $67.00
35	Flowserve Corp.	1,925
	Expiration April 2012, Exercise Price $80.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts**	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.05%
76	Freeport-McMoran Copper & Gold	$ 23,560
	Expiration January 2013, Exercise Price $35.00
60	General Mills, Inc.	1,080
	Expiration April 2012, Exercise Price $35.00
31	Goldman Sachs Group, Inc.	18,755
	Expiration January 2013, Exercise Price $85.00
9	Google, Inc. - Cl. A	39,663
	Expiration January 2013, Exercise Price $540.00
60	Guess?, Inc.	25,800
	Expiration March 2012, Exercise Price $34.00
75	Guess?, Inc.	48,150
	Expiration March 2012, Exercise Price $36.00
14	Hess Corp.	15,400
	Expiration February 2012, Exercise Price $67.50
43	Honeywell International, Inc.	258
	Expiration March 2012, Exercise Price $44.00
73	J.P. Morgan Chase & Co.	13,578
	Expiration March 2012, Exercise Price $38.00
30	Joy Global, Inc.	1,440
	Expiration April 2012, Exercise Price $62.50
25	Joy Global, Inc.	4,125
	Expiration April 2012, Exercise Price $75.00
53	Kellogg Co.	18,550
	Expiration March 2012, Exercise Price $52.50
44	Kohls Corp.	4,400
	Expiration April 2012, Exercise Price $42.00
70	Medtronic, Inc.	4,130
	Expiration May 2012, Exercise Price $33.00
59	NetApp, Inc.	23,895
	Expiration March 2012, Exercise Price $40.00
74	NetApp, Inc.	29,600
	Expiration June 2012, Exercise Price $38.00
43	Netflix, Inc.	26,875
	Expiration January 2013, Exercise Price $62.50
27	Netflix, Inc.	16,470
	Expiration June 2012, Exercise Price $85.00
31	Occidental Petroleum Corp.	3,689
	Expiration May 2012, Exercise Price $75.00
140	Oracle Corp.	29,680
	Expiration January 2013, Exercise Price $25.00
95	Pan American Silver Corp.	24,700
	Expiration January 2013, Exercise Price $20.00
90	Peabody Energy Corp.	36,900
	Expiration January 2013, Exercise Price $30.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts**	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.05%
39	Pepsico, Inc.	$ 1,989
	Expiration April 2012, Exercise Price $60.00
99	Petroleo Brasileiro SA - ADR	19,800
	Expiration January 2013, Exercise Price $25.00
46	Procter & Gamble Co.	3,312
	Expiration April 2012, Exercise Price $60.00
60	Raytheon Co.	1,560
	Expiration February 2012, Exercise Price $46.00
99	Research In Motion Ltd.	87,615
	Expiration June 2012, Exercise Price $25.00
71	Research In Motion Ltd.	68,870
	Expiration June 2012, Exercise Price $26.00
78	Research In Motion Ltd.	104,910
	Expiration June 2012, Exercise Price $30.00
25	Royal Caribbean Cruises Ltd.	9,375
	Expiration January 2013, Exercise Price $25.00
29	Salesforce.com, Inc.	32,393
	Expiration January 2013, Exercise Price $95.00
64	Sandisk Corp	35,200
	Expiration January 2013, Exercise Price $43.00
85	Sandisk Corp	1,870
	Expiration April 2012, Exercise Price $33.00
51	Sandisk Corp	2,754
	Expiration April 2012, Exercise Price $37.00
96	Silver Wheaton Corp.	28,128
	Expiration January 2013, Exercise Price $28.00
55	SINA Corp. - ADR	46,090
	Expiration January 2013, Exercise Price $50.00
37	SINA Corp. - ADR	37,185
	Expiration January 2013, Exercise Price $55.00
30	SINA Corp. - ADR	37,050
	Expiration January 2013, Exercise Price $60.00
23	SINA Corp. - ADR	39,330
	Expiration March 2012, Exercise Price $85.00
36	Sohu.com, Inc. - ADR	37,440
	Expiration January 2013, Exercise Price $55.00
525	SPDR S&P 500 ETF Trust	383,250
	Expiration December 2012, Exercise Price $120.00
73	SPDR S&P 500 ETF Trust	61,247
	Expiration December 2012, Exercise Price $123.00
231	SPDR Dow Jones Industrial Average ETF Trust	180,180
	Expiration December 2012, Exercise Price $119.00
60	Starwood Hotels & Resorts Worldwide, Inc.	24,720
	Expiration January 2013, Exercise Price $45.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts**	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.05%
36	Starwood Hotels & Resorts Worldwide, Inc.	$ 21,240
	Expiration January 2013, Exercise Price $50.00
33	Tiffany & Co.	28,215
	Expiration May 2012, Exercise Price $70.00
47	Transocean Ltd. - ADR	47,940
	Expiration February 2012, Exercise Price $57.50
81	Verizon Communications, Inc.	1,701
	Expiration April 2012, Exercise Price $33.00
38	Wal Mart Stores, Inc.	266
	Expiration March 2012, Exercise Price $50.00
82	Walgreen Co.	18,614
	Expiration April 2012, Exercise Price $34.00
31	Whirlpool Corp.	21,235
	Expiration March 2012, Exercise Price $60.00
20	Wynn Resorts Ltd	66,300
	Expiration March 2012, Exercise Price $150.00
15	Wynn Resorts Ltd	21,600
	Expiration June 2012, Exercise Price $120.00
15	Wynn Resorts Ltd	46,425
	Expiration June 2012, Exercise Price $145.00
	TOTAL PURCHASED OPTIONS	2,734,993
	( Cost - $3,834,999)

	SHORT-TERM INVESTMENTS - 18.89%
	MONEY MARKET FUND - 18.89%
8,540,709	Dreyfus Treasury Prime Cash Management, 0.00% +	8,540,709
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $8,540,709)

	TOTAL INVESTMENTS - 108.46%
	( Cost - $48,478,642) (a)	49,040,109
	CALL OPTIONS WRITTEN - (7.78)%	(3,518,264)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.68) %	(305,973)
	NET ASSETS - 100.00%	$ 45,215,872

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on January 31, 2012.
ADR - American Depositary Receipt
^ Each common stock position is subject to written call options.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (7.78) %
99	ACME Packet, Inc.	$ 66,330
	Expiration January 2013, Exercise Price $30.00
50	Aetna, Inc.	16,750
	Expiration April 2012, Exercise Price $42.00
86	Agnico Eagle Mines, Ltd.	38,184
	Expiration January 2013, Exercise Price $40.00
51	Agnico Eagle Mines, Ltd.	19,125
	Expiration January 2013, Exercise Price $42.50
136	Alpha Natural Resources	40,800
	Expiration January 2013, Exercise Price $25.00
17	Amazon.Com, Inc.	45,390
	Expiration January 2013, Exercise Price $200.00
15	Amazon.Com, Inc.	36,300
	Expiration January 2013, Exercise Price $205.00
11	Amazon.Com, Inc.	24,695
	Expiration January 2013, Exercise Price $210.00
9	Amazon.Com, Inc.	3,105
	Expiration April 2012, Exercise Price $230.00
65	Apollo Group, Inc.	39,650
	Expiration May 2012, Exercise Price $49.00
23	Baidu.com - ADR	39,100
	Expiration January 2013, Exercise Price $145.00
32	Baidu.com - ADR	36,160
	Expiration June 2012, Exercise Price $135.00
50	Boeing Co.	61,000
	Expiration May 2012, Exercise Price $62.50
39	Boeing Co.	31,395
	Expiration May 2012, Exercise Price $67.50
79	BP PLC - ADR	50,165
	Expiration April 2012, Exercise Price $40.00
75	BP PLC - ADR	35,250
	Expiration April 2012, Exercise Price $42.00
72	Canadian Natural Resources	3,600
	Expiration March 2012, Exercise Price $44.00
33	Caterpillar, Inc.	60,720
	Expiration January 2013, Exercise Price $100.00
27	Caterpillar, Inc.	39,393
	Expiration February 2012, Exercise Price $95.00
297	Chesapeake Energy Corp	58,508
	Expiration January 2013, Exercise Price $25.00
20	Cigna Corp	2,300
	Expiration April 2012, Exercise Price $48.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.78) %
64	Cigna Corp	$ 4,160
	Expiration April 2012, Exercise Price $50.00
167	Cirrus Logic, Inc.	47,595
	Expiration January 2013, Exercise Price $25.00
45	Citrix Systems, Inc.	31,500
	Expiration January 2013, Exercise Price $725.00
52	Coach, Inc.	52,000
	Expiration June 2012, Exercise Price $62.50
85	Computer Sciences Corp	638
	Expiration March 2012, Exercise Price $37.50
32	ConocoPhillips	64
	Expiration February 2012, Exercise Price $80.00
38	ConocoPhillips	76
	Expiration January 2012, Exercise Price $82.50
31	ConocoPhillips	10,385
	Expiration May 2012, Exercise Price $67.50
40	CONSOL Energy, Inc.	20,400
	Expiration January 2013, Exercise Price $37.00
131	Cree, Inc.	69,430
	Expiration January 2013, Exercise Price $25.00
35	Cummins, Inc.	53,200
	Expiration March 2012, Exercise Price $90.00
64	Darden Resturants, Inc.	4,992
	Expiration April 2012, Exercise Price $49.00
38	Deere & Co.	20,330
	Expiration March 2012, Exercise Price $82.50
45	Devon Energy Corp.	5,400
	Expiration April 2012, Exercise Price $70.00
81	Eli Lilly & Co.	11,664
	Expiration April 2012, Exercise Price $39.00
52	Eli Lilly & Co.	4,732
	Expiration April 2012, Exercise Price $40.00
64	Ensco PLC - ADR	30,080
	Expiration March 2012, Exercise Price $49.00
42	Ensco PLC - ADR	17,220
	Expiration March 2012, Exercise Price $50.00
48	Entergy Corp.	18,720
	Expiration March 2012, Exercise Price $65.00
52	Estee Lauder Co., Inc.	23,920
	Expiration January 2013, Exercise Price $62.50
34	Estee Lauder Co., Inc.	12,580
	Expiration January 2013, Exercise Price $65.00
61	Express Scripts, Inc.	24,705
	Expiration June 2012, Exercise Price $52.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.78) %
43	F5 Networks, Inc.	$ 193,500
	Expiration April 2012, Exercise Price $75.00
28	F5 Networks, Inc.	117,460
	Expiration April 2012, Exercise Price $77.00
35	Flowserve Corp	74,200
	Expiration April 2012, Exercise Price $90.00
76	Freeport-McMoran Copper & Gold	67,792
	Expiration January 2013, Exercise Price $42.00
60	General Mills, Inc.	5,400
	Expiration April 2012, Exercise Price $40.00
31	Goldman Sachs Group, Inc.	54,405
	Expiration January 2013, Exercise Price $105.00
9	Google Inc - Cl. A	31,680
	Expiration January 2013, Exercise Price $645.00
60	Guess?, Inc.	240
	Expiration March 2012, Exercise Price $39.00
75	Guess?, Inc.	188
	Expiration March 2012, Exercise Price $42.00
14	Hess Corp.	35
	Expiration February 2012, Exercise Price $75.00
43	Honeywell International, Inc.	38,915
	Expiration March 2012, Exercise Price $49.00
73	J.P. Morgan Chase & Co.	365
	Expiration March 2012, Exercise Price $44.00
30	Joy Global, Inc.	65,610
	Expiration April 2012, Exercise Price $70.00
25	Joy Global, Inc.	24,625
	Expiration April 2012, Exercise Price $85.00
53	Kellogg Co.	133
	Expiration March 2012, Exercise Price $60.00
44	Kohls Corp.	5,940
	Expiration April 2012, Exercise Price $48.00
70	Medtronic, Inc.	18,900
	Expiration May 2012, Exercise Price $38.00
74	NetApp, Inc.	12,950
	Expiration June 2012, Exercise Price $43.00
59	NetApp, Inc.	3,245
	Expiration March 2012, Exercise Price $45.00
43	Netflix, Inc.	226,739
	Expiration January 2013, Exercise Price $80.00
27	Netflix, Inc.	94,500
	Expiration June 2012, Exercise Price $95.00
31	Occidental Petroleum Corp.	51,615
	Expiration May 2012, Exercise Price $85.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.78) %
140	Oracle Corp	$ 35,280
	Expiration January 2013, Exercise Price $30.00
95	Pan American Silver Corp.	30,400
	Expiration January 2013, Exercise Price $25.00
90	Peabody Energy Corp.	42,300
	Expiration January 2013, Exercise Price $37.00
39	Pepsico, Inc.	3,276
	Expiration April 2012, Exercise Price $67.50
99	Petroleo Brasileiro SA - ADR	41,580
	Expiration January 2013, Exercise Price $30.00
46	Procter & Gamble Co.	966
	Expiration April 2012, Exercise Price $67.50
60	Raytheon Co.	180
	Expiration February 2012, Exercise Price $52.50
99	Research In Motion Ltd.	1,782
	Expiration June 2012, Exercise Price $30.00
71	Research In Motion Ltd.	994
	Expiration June 2012, Exercise Price $31.00
78	Research In Motion Ltd.	546
	Expiration June 2012, Exercise Price $35.00
25	Royal Caribbean Cruises Ltd.	8,250
	Expiration January 2013, Exercise Price $30.00
29	Salesforce.com, Inc.	62,495
	Expiration January 2013, Exercise Price $115.00
64	Sandisk Corp.	27,840
	Expiration January 2013, Exercise Price $52.00
85	Sandisk Corp.	72,675
	Expiration April 2012, Exercise Price $38.00
51	Sandisk Corp.	27,540
	Expiration April 2012, Exercise Price $42.00
96	Silver Wheaton Corp.	62,400
	Expiration January 2013, Exercise Price $35.00
55	SINA Corp. - ADR	124,025
	Expiration January 2013, Exercise Price $60.00
37	SINA Corp. - ADR	65,860
	Expiration January 2013, Exercise Price $70.00
30	SINA Corp. - ADR	47,550
	Expiration January 2013, Exercise Price $75.00
23	SINA Corp. - ADR	3,082
	Expiration March 2012, Exercise Price $925.00
36	Sohu.com, Inc. - ADR	34,200
	Expiration January 2013, Exercise Price $675.00
525	SPDR S&P 500 ETF Trust	275,625
	Expiration December 2012, Exercise Price $140.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.78) %
73	SPDR S&P 500 ETF Trust	$ 24,455
	Expiration December 2012, Exercise Price $145.00
231	SPDR Dow Jones Industrial Average ETF Trust	125,895
	Expiration December 2012, Exercise Price $131.00
60	Starwood Hotels & Resorts Worldwide, Inc.	45,300
	Expiration January 2013, Exercise Price $55.00
36	Starwood Hotels & Resorts Worldwide, Inc.	19,260
	Expiration January 2013, Exercise Price $60.00
33	Tiffany & Co.	1,617
	Expiration May 2012, Exercise Price $80.00
47	Transocean Ltd. - ADR	47
	Expiration February 2012, Exercise Price $67.50
81	Verizon Communications, Inc.	3,807
	Expiration April 2012, Exercise Price $39.00
38	Wal Mart Stores, Inc.	22,534
	Expiration March 2012, Exercise Price $55.00
82	Walgreen Co.	1,148
	Expiration April 2012, Exercise Price $38.00
31	Whirlpool Corp.	217
	Expiration March 2012, Exercise Price $67.50
20	Wynn Resorts Ltd	160
	Expiration March 2012, Exercise Price $170.00
15	Wynn Resorts Ltd	4,455
	Expiration June 2012, Exercise Price $140.00
15	Wynn Resorts Ltd	375
	Expiration June 2012, Exercise Price $170.00
	TOTAL CALL OPTIONS WRITTEN	3,518,264
	( Cost - $3,091,673)

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,754,369
	Unrealized Depreciation:	(3,619,493)
	Net Unrealized Depreciation:	$ 134,876

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 27,006,525	$ -	$	$ 27,006,525
Exchange Traded Funds	$ 10,757,882	-		-
Purchased Options	2,734,993	-	-	2,734,993
Short-Term Investments	8,540,709	-	-	8,540,709
Total	$ 49,040,109	$ -	$ -	$ 49,040,109

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 3,518,264	$ -	$ -	$ 3,518,264
Total	$ 3,518,264	$ -	$ -	$ 3,518,264

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of January 31, 2012, the amount of unrealized depreciation on option contracts subject to equity price risk amounted to $1,526,596.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/22/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/22/12